              STANDARD & POOR'S DEPOSITARY RECEIPTS(R) ("SPDR")(R)

                              SPDR TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2003

"S&P(R)", "S&P 500(R)", "STANDARD & POOR'S(R)", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", AND "SPDR(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY PDR SERVICES LLC AND THE AMERICAN STOCK EXCHANGE LLC. THE TRUST, HOWEVER, IS NOT SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST SERIES 1
TRUST OVERVIEW
--------------------------------------------------------------------------------

OBJECTIVE:
To replicate the total return of the S&P 500 Index.

STRATEGY:
The Trust's holdings are comprised of the 500 stocks in the S&P 500 Index, which is designed to capture the price performance of a large cross-section of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:
The SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P 500 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

The U.S. stock market rebounded strongly during this past year, regaining some of the ground lost during this bear market. Economic stimulus in the form of interest rate reductions and tax cuts, and improved economic indicators helped buoy the market. The relatively quick initial phase of the military action in Iraq also aided the market's recovery.

In contrast to the previous year, all sectors in the S&P 500 Index posted gains during the year ending September 30, 2003. The Information Technology sector was the front runner and posted a 58% return during the year. The Telecommunication Services, Materials, Financials, and Consumer Discretionary sectors all posted gains of 20% or more, while the Consumer Staples sector, the lowest returning sector, posted a respectable 7% return for the year. Some notable companies for the period include Intel (+98%) and Citigroup (+54%). Both Intel and Citigroup were the largest contributors to the overall S&P 500 Index return during the year ended September 30, 2003, each contributing well over one percentage point. Intel led the impressive returns of the semiconductor stocks, as this sector rebounded sharply from prior levels. Other notable semiconductor stocks were National Semiconductor (+170%) and Broadcom (+149%). Citigroup and other financial companies were aided by the low interest rate environment, improved equity markets, and the strength of the housing market in the U.S., while the Materials and Consumer Discretionary sectors benefited from the improved economic outlook.

Most companies in the S&P 500 Index posted positive returns during the year. Tenet Healthcare was one of the exceptions, dropping over 70% due to government investigations of its Medicare billing practices. Concerns over accounting practices also dragged down share prices of UnumProvident (-27%) and Freddie Mac (-6%).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

         COMMON STOCKS              SHARES          VALUE
3M Co. .........................   3,066,220   $   211,783,815
Abbott Laboratories.............   6,119,235       260,373,449
ACE Ltd. .......................   1,026,702        33,963,302
ADC Telecommunications,
  Inc. *........................   3,143,263         7,323,803
Adobe Systems, Inc. ............     906,082        35,572,779
Advanced Micro Devices,
  Inc. *........................   1,295,250        14,390,228
AES Corp. *.....................   2,402,634        17,827,544
Aetna, Inc. ....................     575,056        35,095,668
Aflac, Inc. ....................   2,040,676        65,913,835
Agilent Technologies, Inc. *....   1,805,873        39,927,852
Air Products & Chemicals,
  Inc. .........................     894,175        40,327,292
Alberto-Culver Co. (Class B)....     224,357        13,196,679
Albertson's, Inc. ..............   1,520,995        31,286,867
Alcoa, Inc. ....................   3,304,543        86,446,845
Allegheny Energy, Inc. *........     494,372         4,518,560
Allegheny Technologies, Inc. ...     334,419         2,190,444
Allergan, Inc. *................     504,795        39,742,510
Allied Waste Industries,
  Inc. *........................     780,041         8,424,443
Allstate Corp. .................   2,766,109       101,045,962
ALLTEL Corp. ...................   1,228,907        56,947,550
Altera Corp. *..................   1,541,333        29,131,194
Altria Group, Inc. .............   7,951,303       348,267,071
Ambac Financial Group, Inc. ....     423,061        27,075,904
Amerada Hess Corp. .............     342,608        17,164,661
Ameren Corp. ...................     602,987        25,874,172
American Electric Power Co.,
  Inc. .........................   1,548,997        46,469,910
American Express Co. ...........   5,038,683       227,043,056
American Greetings Corp. (Class
  A) *..........................     256,679         4,987,273
American International Group,
  Inc. .........................  10,239,893       590,841,826
American Power Conversion
  Corp. *.......................     788,862        13,521,095
American Standard Companies
  Inc. *........................     283,478        23,883,021
AmerisourceBergen Corp. ........     412,975        22,321,299
Amgen Inc. *....................   5,057,733       326,577,820
AmSouth Bancorp.................   1,440,741        30,572,524
Anadarko Petroleum Corp. .......     979,547        40,905,883
Analog Devices, Inc. *..........   1,427,345        54,267,657
Andrew Corp. *..................     466,482         5,733,064
Anheuser-Busch Companies
  Inc. .........................   3,236,529       159,690,341
Anthem, Inc. *..................     542,465        38,694,028
AOL Time Warner, Inc. *.........  17,650,677       266,701,729
Aon Corp. ......................   1,231,802        25,683,072
Apache Corp.....................     626,017        43,408,019
Apartment Investment &
  Management Co. (Class A)......     370,188        14,570,600
Apollo Group, Inc. (Class A)
  *.............................     672,472        44,403,326
Apple Computer, Inc. *..........   1,350,948        27,870,057
Applera Corp. -- Applied
  Biosystems Group..............     849,811        18,959,283
Applied Materials, Inc. *.......   6,406,819       116,219,697
Applied Micro Circuits
  Corp. *.......................   1,193,013         5,809,973
Archer-Daniels-Midland Co. .....   2,591,869        33,979,403
Ashland, Inc. ..................     285,020         9,362,907

         COMMON STOCKS              SHARES          VALUE
AT&T Corp. .....................   3,017,654   $    65,030,444
AT&T Wireless Services,
  Inc. *........................  10,672,514        87,301,165
Autodesk, Inc. .................     420,214         7,152,042
Automatic Data Processing,
  Inc. .........................   2,364,102        84,753,057
AutoNation, Inc. *..............   1,145,330        20,089,088
Autozone, Inc. *................     351,229        31,445,532
Avaya, Inc. *...................   1,503,148        16,384,313
Avery Dennison Corp. ...........     431,163        21,782,355
Avon Products, Inc. ............     930,175        60,052,098
Baker Hughes, Inc. .............   1,319,942        39,057,084
Ball Corp. .....................     217,902        11,766,708
Bank of America Corp. ..........   5,851,289       456,634,594
Bank of New York Co., Inc.
  (The).........................   2,971,641        86,504,470
Bank One Corp. .................   4,425,004       171,026,405
Bausch & Lomb, Inc. ............     211,411         9,333,796
Baxter International Inc. ......   2,338,697        67,962,535
BB&T Corp. .....................   2,114,113        75,917,798
Bear Stearns Inc. ..............     390,877        29,237,600
Becton, Dickinson and Company...   1,016,416        36,712,946
Bed Bath & Beyond, Inc. *.......   1,154,974        44,096,907
BellSouth Corp. ................   7,293,973       172,721,281
Bemis Co., Inc. ................     216,235         9,579,211
Best Buy Co., Inc. *............   1,249,714        59,386,409
Big Lots, Inc. *................     448,887         7,096,903
Biogen, Inc. *..................     588,642        22,503,784
Biomet, Inc. ...................   1,021,290        34,325,557
BJ Services Co. *...............     608,152        20,780,554
Black & Decker Corp. ...........     319,514        12,956,293
Block (H&R), Inc. ..............     721,470        31,131,430
BMC Software, Inc. *............     967,772        13,481,064
Boeing Co. .....................   3,283,984       112,739,171
Boise Cascade Corp. ............     235,743         6,506,507
Boston Scientific Corp. *.......   1,609,619       102,693,692
Bristol-Myers Squibb Co. .......   7,587,006       194,682,574
Broadcom Corp. (Class A) *......   1,102,088        29,337,583
Brown-Forman Corp. (Class B)....     247,353        19,570,569
Brunswick Corp. ................     357,169         9,172,100
Burlington Northern Santa Fe
  Corp. ........................   1,473,197        42,531,197
Burlington Resources, Inc. .....     793,721        38,257,352
C.R. Bard, Inc. ................     207,405        14,725,755
Calpine Corp. *.................   1,446,549         7,073,625
Campbell Soup Co. ..............   1,607,221        42,591,356
Capital One Financial Corp. ....     888,500        50,680,040
Cardinal Health, Inc. ..........   1,755,321       102,493,193
Carnival Corp. .................   2,443,380        80,362,768
Caterpillar, Inc. ..............   1,355,093        93,284,602
Cendant Corp. *.................   4,049,675        75,688,426
CenterPoint Energy, Inc. .......   1,196,132        10,968,530
Centex Corp. ...................     235,242        18,320,647
CenturyTel, Inc. ...............     560,482        18,994,735
Charles Schwab Corp. (The)......   5,323,056        63,397,597
Charter One Financial, Inc. ....     919,186        28,127,092
ChevronTexaco Corp. ............   4,185,254       299,036,398

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Chiron Corp. *..................     740,762   $    38,289,988
Chubb Corp. ....................     724,505        47,005,884
CIENA Corp. *...................   1,726,235        10,202,049
CIGNA Corp. ....................     554,144        24,742,530
Cincinnati Financial Corp. .....     634,140        25,340,234
CINergy Corp. ..................     689,941        25,320,835
Cintas Corp. ...................     671,621        24,742,518
Circuit City Stores, Inc. ......     835,652         7,963,764
Cisco Systems, Inc. *...........  27,558,511       538,493,305
Citigroup, Inc. ................  20,163,967       917,662,138
Citizens Communications Co. *...   1,077,134        12,074,672
Citrix Systems, Inc. *..........     676,069        14,927,604
Clear Channel Communications,
  Inc...........................   2,409,088        92,268,070
Clorox Co. .....................     867,346        39,785,161
CMS Energy Corp. *..............     509,635         3,756,010
Coca-Cola Co. (The).............   9,621,473       413,338,480
Coca-Cola Enterprises, Inc. ....   1,719,510        32,773,861
Colgate-Palmolive Co. ..........   2,111,144       117,991,838
Comcast Corp. (Class A) *.......   8,833,268       272,771,316
Comerica, Inc. .................     690,721        32,187,599
Computer Associates
  International, Inc. ..........   2,257,099        58,932,855
Computer Sciences Corp. *.......     735,208        27,621,765
Compuware Corp. *...............   1,478,902         7,926,915
Comverse Technology, Inc. *.....     690,072        10,323,477
ConAgra Foods, Inc. ............   2,101,780        44,641,807
Concord EFS, Inc. *.............   1,989,526        27,196,820
Conoco Phillips, Inc. ..........   2,649,703       145,071,239
Consolidated Edison, Inc........     876,264        35,716,521
Constellation Energy Group,
  Inc. .........................     627,054        22,435,992
Convergys Corp. *...............     662,830        12,156,302
Cooper Industries Ltd (Class
  A)............................     377,197        18,116,772
Cooper Tire & Rubber Co. .......     291,694         4,629,184
Coors (Adolph) Co. (Class B)....     149,353         8,029,217
Corning Inc. *..................   5,218,569        49,158,920
Costco Wholesale Corp. *........   1,765,323        54,866,239
Countrywide Financial Corp. ....     512,485        40,117,326
Crane Co. ......................     246,104         5,761,295
CSX Corp. ......................     832,310        24,345,067
Cummins, Inc. ..................     168,883         7,503,472
CVS Corp. ......................   1,516,599        47,105,565
Dana Corp. .....................     599,136         9,244,668
Danaher Corp. ..................     598,424        44,199,597
Darden Restaurants, Inc. .......     689,958        13,109,202
Deere & Co......................     925,163        49,320,440
Dell Inc. *.....................  10,078,794       336,530,932
Delphi Corp. ...................   2,228,061        20,163,952
Delta Air Lines, Inc. ..........     497,400         6,615,420
Deluxe Corp. ...................     226,865         9,106,361
Devon Energy Corp. .............     906,553        43,686,789
Dillard's, Inc. (Class A).......     296,299         4,142,260
Disney(Walt) Co. (The)..........   7,999,419       161,348,281
Dollar General Corp. ...........   1,270,791        25,415,820

         COMMON STOCKS              SHARES          VALUE
Dominion Resources, Inc. .......   1,267,250   $    78,442,775
Dover Corp. ....................     782,852        27,689,475
Dow Chemical Co. ...............   3,555,275       115,688,648
Dow Jones & Co., Inc. ..........     342,584        16,221,352
DTE Energy Co. .................     657,540        24,256,651
Du Pont (E.I.) de Nemours.......   3,893,539       155,780,495
Duke Energy Corp. ..............   3,472,023        61,836,730
Dynegy, Inc. (Class A) *........   1,392,429         5,012,744
Eastman Chemical Co. ...........     311,134        10,422,989
Eastman Kodak Co. ..............   1,147,853        24,036,042
Eaton Corp. ....................     291,579        25,839,731
ebay Inc. *.....................   2,491,385       133,314,011
Ecolab, Inc. ...................   1,025,119        25,884,255
Edison International *..........   1,284,692        24,537,617
El Paso Corp. ..................   2,266,691        16,546,844
Electronic Arts Inc. *..........     571,664        52,724,571
Electronic Data Systems
  Corp. ........................   1,881,670        38,009,734
EMC Corp. *.....................   8,579,205       108,355,359
Emerson Electric Co. ...........   1,649,289        86,835,066
Engelhard Corp. ................     518,774        14,354,477
Entergy Corp. ..................     872,152        47,227,031
EOG Resources, Inc. ............     456,393        19,049,844
Equifax, Inc. ..................     578,967        12,893,595
Equity Office Properties
  Trust.........................   1,625,756        44,757,063
Equity Residential Properties
  Trust.........................   1,057,651        30,968,021
Exelon Corp. ...................   1,265,025        80,329,087
Express Scripts, Inc. (Class A)
  *.............................     311,400        19,042,110
Exxon Mobil Corp. ..............  25,991,606       951,292,780
Family Dollar Stores, Inc. .....     682,962        27,243,354
Fannie Mae......................   3,812,251       267,620,020
Federated Department Stores,
  Inc...........................     748,095        31,345,180
Federated Investors, Inc. (Class
  B)............................     423,888        11,741,698
FedEx Corp. ....................   1,176,423        75,796,934
Fifth Third Bancorp.............   2,252,598       124,951,611
First Data Corp. ...............   2,934,285       117,254,029
First Tennessee National
  Corp. ........................     502,102        21,319,251
FirstEnergy Corp. ..............   1,275,365        40,684,143
Fiserv, Inc. *..................     723,904        26,227,042
FleetBoston Financial Corp. ....   4,114,107       124,040,326
Fluor Corp. ....................     304,412        11,363,700
Ford Motor Co. .................   7,100,218        76,469,348
Forest Laboratories, Inc. *.....   1,403,909        72,231,118
Fortune Brands, Inc. ...........     594,631        33,745,309
FPL Group, Inc. ................     694,236        43,875,715
Franklin Resources, Inc. .......     994,006        43,945,005
Freddie Mac.....................   2,697,052       141,190,672
Freeport-McMoran Copper & Gold,
  Inc. (Class B)................     657,600        21,766,560
Gannett Co., Inc. ..............   1,046,869        81,195,160
Gap, Inc. (The).................   3,495,069        59,835,581
Gateway, Inc. *.................   1,306,389         7,394,162
General Dynamics Corp. .........     773,677        60,393,227
General Electric Co. ...........  39,228,279     1,169,394,997

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
General Mills, Inc. ............   1,433,643   $    67,481,576
General Motors Corp. ...........   2,198,360        89,978,875
Genuine Parts Co. ..............     688,770        22,026,865
Genzyme Corp. *.................     833,420        38,545,675
Georgia-Pacific Corp. ..........     982,540        23,816,770
Gillette Co. ...................   4,009,827       128,234,267
Golden West Financial Corp. ....     599,916        53,698,481
Goldman Sachs Group, Inc. ......   1,855,593       155,684,253
Goodrich (B.F.) Co. (The).......     395,144         9,578,291
Goodyear Tire & Rubber Co.
  (The).........................     630,226         4,140,585
Great Lakes Chemical Corp. .....     206,011         4,142,881
Guidant Corp. ..................   1,200,771        56,256,121
Halliburton Co. ................   1,718,266        41,667,950
Harley-Davidson, Inc. ..........   1,185,776        57,154,403
Harrah's Entertainment, Inc. ...     446,758        18,812,979
Hartford Financial Services
  Group, Inc. (The).............   1,096,027        57,683,901
Hasbro, Inc. ...................     698,160        13,041,629
HCA, Inc. ......................   1,955,564        72,082,089
Health Management Associates,
  Inc. .........................     968,630        21,125,820
Heinz (H.J.) Co. ...............   1,377,913        47,234,858
Hercules, Inc. *................     435,314         4,932,108
Hershey Foods Corp. ............     517,902        37,641,117
Hewlett-Packard Co. ............  11,958,580       231,518,109
Hilton Hotels Corp. ............   1,466,625        23,788,657
Home Depot, Inc. ...............   9,020,773       287,311,620
Honeywell International,
  Inc. .........................   3,347,710        88,212,158
Humana, Inc. *..................     671,855        12,126,983
Huntington Bancshares, Inc. ....     897,026        17,752,145
Illinois Tool Works, Inc. ......   1,203,895        79,770,083
IMS Health, Inc. ...............     953,411        20,116,972
Ingersoll-Rand Co. (Class A)....     653,098        34,901,557
Intel Corp. ....................  25,496,006       701,395,125
International Business Machines
  Corp. ........................   6,780,634       598,933,401
International Flavors &
  Fragrances, Inc. .............     373,217        12,346,018
International Game Technology...   1,332,021        37,496,391
International Paper Co. ........   1,896,554        74,003,537
Interpublic Group of Companies
  Inc. .........................   1,495,040        21,109,965
Intuit, Inc. *..................     805,145        38,840,195
ITT Industries, Inc. ...........     357,779        21,409,495
J.C. Penney Co., Inc. (Holding
  Co.)..........................   1,034,960        22,117,095
J.P. Morgan Chase & Co..........   7,970,783       273,636,980
Jabil Circuit, Inc. *...........     770,645        20,075,302
Janus Capital Group, Inc. ......     841,111        11,750,321
JDS Uniphase Corp. *............   5,236,111        18,850,000
Jefferson-Pilot Corp. ..........     564,692        25,061,031
John Hancock Financial Services,
  Inc. .........................   1,155,863        39,068,169
Johnson & Johnson Company.......  11,647,836       576,800,839
Johnson Controls, Inc. .........     345,054        32,642,108
Jones Apparel Group, Inc. ......     487,807        14,600,064

         COMMON STOCKS              SHARES          VALUE
KB HOME.........................     189,157   $    11,285,107
Kellogg Co. ....................   1,601,729        53,417,662
Kerr-McGee Corp. ...............     390,499        17,431,875
Keycorp.........................   1,675,501        42,842,561
KeySpan Corp. ..................     613,905        21,535,787
Kimberly-Clark Corp. ...........   2,002,118       102,748,696
Kinder Morgan, Inc. ............     450,893        24,352,731
King Pharmaceuticals, Inc. *....     953,811        14,450,237
Kla-Tencor Corp. *..............     742,036        38,140,650
Knight Ridder, Inc. ............     332,647        22,187,555
Kohl's Corp. *..................   1,317,425        70,482,237
Kroger Co. *....................   3,004,992        53,699,207
Leggett & Platt, Inc. ..........     777,079        16,808,219
Lehman Brothers Holdings,
  Inc. .........................     934,753        64,572,737
Lexmark International, Inc.
  (Class A) *...................     498,700        31,423,087
Lilly (Eli) & Co. ..............   4,403,742       261,582,275
Limited, Inc. (The).............   2,043,113        30,810,144
Lincoln National Corp. .........     721,241        25,517,507
Linear Technology Corp. ........   1,226,519        43,921,645
Liz Claiborne, Inc. ............     427,273        14,548,646
Lockheed Martin Corp. ..........   1,771,037        81,733,358
Loews Corp. ....................     742,043        29,956,276
Louisiana-Pacific Corp. *.......     430,193         5,928,060
Lowe's Companies Inc. ..........   3,043,991       157,983,133
LSI Logic Corp. *...............   1,442,294        12,966,223
Lucent Technologies, Inc. *.....  15,557,857        33,604,971
Manor Care, Inc. ...............     352,648        10,579,440
Marathon Oil Corp. .............   1,223,212        34,861,542
Marriott International, Inc. ...     919,940        39,585,018
Marsh & McLennan Companies
  Inc. .........................   2,101,875       100,070,269
Marshall & Ilsley Corp. ........     889,321        28,031,398
Masco Corp. ....................   1,839,906        45,040,899
Mattel, Inc. ...................   1,695,573        32,148,064
Maxim Integrated Products,
  Inc. .........................   1,274,970        50,361,315
May Department Stores Co. ......   1,126,525        27,746,311
Maytag Corp. ...................     306,266         7,647,462
MBIA, Inc. .....................     589,009        32,377,825
MBNA Corp. .....................   4,982,893       113,609,960
McCormick & Company, Inc. ......     550,392        15,091,749
McDonald's Corp. ...............   4,983,970       117,322,654
McGraw-Hill Cos., Inc. (The)....     768,903        47,771,943
McKesson Corp. .................   1,117,032        37,185,995
MeadWestvaco Corp. .............     779,911        19,887,730
Medco Health Solutions,
  Inc. *........................   1,062,859        27,559,934
MedImmune, Inc. *...............     979,046        32,318,308
Medtronic, Inc. ................   4,791,667       224,825,016
Mellon Financial Corp. .........   1,707,409        51,461,307
Merck & Co., Inc. ..............   8,764,820       443,675,188
Mercury Interactive Corp. *.....     327,303        14,862,829
Meredith Corp. .................     202,621         9,355,012
Merrill Lynch & Co., Inc. ......   3,651,500       195,464,795
MetLife, Inc. ..................   2,977,594        83,521,512

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
MGIC Investment Corp. ..........     404,941   $    21,085,278
Micron Technology, Inc. *.......   2,357,765        31,641,206
Microsoft Corp. ................  42,360,519     1,177,198,823
Millipore Corp. *...............     189,351         8,721,507
Molex, Inc. ....................     765,597        21,888,418
Monsanto Co. ...................   1,005,214        24,064,823
Monster Worldwide Inc. *........     416,893        10,497,366
Moody's Corp. ..................     581,424        31,960,877
Morgan Stanley Dean Witter &
  Co. ..........................   4,246,471       214,276,927
Motorola, Inc. .................   9,088,558       108,790,039
Nabors Industries Ltd. *........     558,141        20,796,334
National City Corp. ............   2,385,187        70,267,609
National Semiconductor
  Corp. *.......................     676,813        21,854,292
Navistar International
  Corp. *.......................     233,623         8,709,465
NCR Corp. *.....................     385,878        12,228,474
Network Appliance, Inc. *.......   1,276,617        26,208,947
New York Times Co. (The) (Class
  A)............................     577,249        25,087,242
Newell Rubbermaid, Inc..........   1,023,371        22,176,450
Newmont Mining Corp. (Holding
  Co.)..........................   1,598,713        62,493,691
Nextel Communications, Inc.
  (Class A) *...................   4,035,655        79,462,047
Nicor, Inc. ....................     178,661         6,278,148
Nike, Inc. (Class B)............   1,054,636        64,142,962
NiSource, Inc. .................     957,479        19,130,430
Noble Corp. *...................     522,446        17,757,940
Nordstrom, Inc. ................     527,481        13,086,804
Norfolk Southern Corp. .........   1,524,486        28,202,991
North Fork Bancorporation,
  Inc. .........................     614,527        21,354,813
Northern Trust Corp. ...........     877,658        37,247,806
Northrop Grumman Corp. .........     705,179        60,800,533
Novell, Inc. *..................   1,374,915         7,328,297
Novellus Systems, Inc. *........     551,062        18,598,342
Nucor Corp. ....................     289,819        13,296,896
NVIDIA Corp. *..................     625,077         9,945,600
Occidental Petroleum Corp. .....   1,446,142        50,947,583
Office Depot, Inc. *............   1,154,530        16,221,146
Omnicom Group, Inc. ............     729,212        52,393,882
Oracle Corp. *..................  20,548,575       230,555,011
PACCAR, Inc. ...................     458,809        34,268,444
Pactiv Corp. *..................     638,756        12,953,972
Pall Corp. .....................     498,005        11,175,232
Parametric Technology Corp. *...   1,070,625         3,340,350
Parker-Hannifin Corp. ..........     463,845        20,733,871
Paychex, Inc. ..................   1,471,544        49,929,488
Peoples Energy Corp. ...........     137,895         5,706,095
PeopleSoft, Inc. *..............   1,350,575        24,566,959
PepsiCo, Inc. ..................   6,740,417       308,913,311
PerkinElmer, Inc. ..............     488,552         7,479,731
Pfizer, Inc. ...................  30,488,824       926,250,473
PG&E Corp. *....................   1,524,748        36,441,477
Phelps Dodge Corp. *............     327,162        15,311,182
Pinnacle West Capital Corp. ....     333,124        11,825,902

         COMMON STOCKS              SHARES          VALUE
Pitney Bowes, Inc. .............     933,581   $    35,774,824
Plum Creek Timber Co., Inc. ....     729,118        18,548,762
PMC-Sierra, Inc. *..............     650,711         8,583,529
PNC Financial Services Group....   1,112,397        52,927,849
Power-One, Inc. *...............     302,104         3,108,650
PPG Industries, Inc. ...........     662,683        34,605,306
PPL Corp. ......................     692,629        28,363,158
Praxair, Inc. ..................     632,127        39,160,268
Principal Financial Group.......   1,252,912        38,827,743
Procter & Gamble Co. ...........   5,072,499       470,829,357
Progress Energy, Inc. ..........     909,900        40,454,154
Progressive Corp. (The).........     861,614        59,546,144
ProLogis........................     702,263        21,243,456
Providian Financial Corp. *.....   1,131,803        13,343,957
Prudential Financial, Inc. .....   2,158,143        80,628,222
Public Service Enterprise Group,
  Inc...........................     881,235        37,011,870
Pulte Homes, Inc. ..............     240,115        16,330,221
QLogic Corp. *..................     358,892        16,871,513
QUALCOMM, Inc. .................   3,088,477       128,604,182
Quest Diagnostics Inc. *........     413,506        25,075,004
Qwest Communications
  International, Inc. *.........   6,564,645        22,319,793
R.J. Reynolds Tobacco Holdings,
  Inc. .........................     363,742        14,382,359
R.R. Donnelley & Sons Co. ......     444,441        11,053,248
RadioShack Corp. ...............     662,596        18,824,352
Raytheon Co. ...................   1,561,379        43,718,612
Reebok International Ltd. ......     222,075         7,423,967
Regions Financial Corp. ........     865,306        29,636,730
Robert Half International,
  Inc. *........................     699,914        13,648,323
Rockwell Automation, Inc. ......     732,519        19,228,624
Rockwell Collins, Inc. .........     733,873        18,530,293
Rohm & Haas Co. ................     869,532        29,085,845
Rowan Companies Inc. *..........     383,472         9,425,742
Ryder System, Inc. .............     246,519         7,227,937
Sabre Holdings Corp. ...........     541,795        11,643,175
SAFECO Corp. ...................     543,151        19,151,504
Safeway, Inc. *.................   1,731,050        39,710,287
Sanmina-SCI Corp. *.............   2,082,059        20,195,972
Sara Lee Corp. .................   3,082,962        56,603,182
SBC Communications Inc. ........  13,042,186       290,188,638
Schering-Plough Corp. ..........   5,730,946        87,339,617
Schlumberger Ltd. ..............   2,258,350       109,304,140
Scientific-Atlanta, Inc. .......     584,478        18,206,490
Sealed Air Corp. *..............     341,818        16,144,064
Sears, Roebuck & Co. ...........   1,108,223        48,462,592
Sempra Energy...................     800,576        23,504,911
Sherwin-Williams Co. (The)......     581,294        17,095,857
Siebel Systems, Inc. *..........   1,815,066        17,642,442
Sigma-Aldrich Corp. ............     288,289        14,973,731
Simon Property Group, Inc. .....     724,052        31,554,186
SLM Corp. ......................   1,780,114        69,353,241
Snap-on, Inc. ..................     230,010         6,359,777
Solectron Corp. *...............   3,197,903        18,707,733

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Southern Co. (The)..............   2,832,852   $    83,059,221
SouthTrust Corp. ...............   1,346,092        39,561,644
Southwest Airlines Co. .........   3,020,200        53,457,540
Sprint Corp. ...................   3,512,754        53,042,585
Sprint Corp. (PCS Group) *......   3,879,270        22,228,217
St. Jude Medical , Inc. *.......     669,262        35,986,218
St. Paul Companies Inc. (The)...     885,119        32,775,957
Stanley Works (The).............     340,498        10,051,501
Staples, Inc. *.................   1,910,303        45,369,696
Starbucks Corp. *...............   1,505,818        43,367,558
Starwood Hotels & Resorts
  Worldwide, Inc. ..............     778,032        27,075,514
State Street Corp. .............   1,275,682        57,405,690
Stryker Corp. ..................     777,601        58,561,131
Sun Microsystems, Inc. *........  12,444,913        41,192,662
SunGard Data Systems, Inc. *....   1,112,513        29,270,217
Sunoco, Inc. ...................     305,292        12,278,844
SunTrust Banks, Inc. ...........   1,119,320        67,573,348
Supervalu, Inc. ................     534,191        12,745,797
Symantec Corp. *................     571,152        35,993,999
Symbol Technologies, Inc. ......     886,997        10,599,614
Synovus Financial Corp. ........   1,155,037        28,864,375
Sysco Corp. ....................   2,568,405        84,012,528
T. Rowe Price Group, Inc. ......     496,633        20,491,078
Target Corp. ...................   3,535,130       133,026,942
TECO Energy, Inc. ..............     713,747         9,863,984
Tektronix, Inc. *...............     388,927         9,625,943
Tellabs, Inc. *.................   1,641,104        11,143,096
Temple-Inland, Inc. ............     199,748         9,697,765
Tenet Healthcare Corp. *........   1,864,082        26,991,907
Teradyne, Inc. *................     709,863        13,203,452
Texas Instruments, Inc. ........   6,793,095       154,882,566
Textron, Inc. ..................     556,728        21,962,920
The Pepsi Bottling Group,
  Inc. .........................   1,119,165        23,032,416
Thermo Electron Corp. *.........     679,434        14,743,718
Thomas & Betts Corp. *..........     239,651         3,798,468
Tiffany & Co. ..................     571,982        21,352,088
TJX Cos., Inc. (The)............   2,071,061        40,220,005
Torchmark Corp. ................     485,246        19,720,397
Toys "R" Us, Inc. *.............     770,004         9,263,148
Transocean Sedco Forex, Inc. ...   1,252,793        25,055,860
Travelers Property Casualty
  Corp. (Class B)...............   3,920,283        62,254,094
Tribune Co. ....................   1,212,411        55,649,665
Tupperware Corp. ...............     224,141         2,999,007
TXU Corp. ......................   1,284,402        30,260,511
Tyco International Ltd. ........   7,830,643       159,980,036
U.S. Bancorp....................   7,490,893       179,706,523
Union Pacific Corp. ............     982,061        57,126,488
Union Planters Corp. ...........     810,435        25,642,163


         COMMON STOCKS              SHARES          VALUE
Unisys Corp. *..................   1,254,823   $    16,977,755
United Parcel Service Inc.
  (Class B).....................   4,414,310       281,632,978
United States Steel Corp. ......     369,735         6,795,729
United Technologies Corp. ......   1,834,635       141,780,593
UnitedHealth Group, Inc. .......   2,327,518       117,120,706
Univision Communications, Inc.
  (Class A) *...................   1,261,350        40,274,905
Unocal Corp. ...................   1,024,752        32,300,183
UnumProvident Corp. ............   1,130,328        16,694,945
UST, Inc. ......................     656,105        23,081,774
V.F. Corp. .....................     442,164        17,204,601
VERITAS Software Corp. *........   1,668,117        52,378,874
Verizon Communications Inc. ....  10,794,220       350,164,497
Viacom, Inc. *..................   6,908,297       264,587,775
Visteon Corp. ..................     530,050         3,498,330
Vulcan Materials Co. ...........     408,624        16,308,184
W.W. Grainger, Inc. ............     373,893        17,778,612
Wachovia Corp. .................   5,215,483       214,825,745
Wal-Mart Stores, Inc. ..........  17,112,237       955,718,436
Walgreen Co. ...................   4,014,059       122,990,768
Washington Mutual, Inc. ........   3,653,747       143,848,019
Waste Management, Inc. .........   2,338,256        61,192,160
Waters Corp. *..................     520,769        14,284,694
Watson Pharmaceuticals,
  Inc. *........................     418,813        17,460,314
Wellpoint Health Networks,
  Inc. *........................     572,724        44,145,566
Wells Fargo & Co. ..............   6,576,176       338,673,064
Wendy's International, Inc. ....     422,389        13,643,165
Weyerhaeuser Co. ...............     862,373        50,405,702
Whirlpool Corp. ................     253,178        17,157,873
Williams Companies Inc. (The)...   2,031,227        19,134,158
Winn-Dixie Stores, Inc. ........     559,065         5,394,977
Worthington Industries, Inc. ...     346,100         4,347,016
Wrigley (Wm.) Jr. Co. ..........     890,858        49,264,447
Wyeth...........................   5,204,850       239,943,585
Xcel Energy, Inc. ..............   1,486,718        22,999,527
Xerox Corp. *...................   3,036,356        31,153,013
Xilinx, Inc. *..................   1,319,346        37,614,554
XL Capital Ltd. ................     527,386        40,840,772
Yahoo!, Inc. *..................   2,366,317        83,720,295
Yum Brands, Inc. *..............   1,159,527        34,345,190
Zimmer Holdings, Inc. *.........     882,675        48,635,392
Zions Bancorp...................     363,017        20,274,499
                                               ---------------
Total Common Stocks
  (Cost $47,663,140,946)........                36,032,012,153
                                               ===============

(*) Non-income producing security

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value....................  $ 36,032,012,153
     Cash...................................................       145,176,363
     Dividends receivable...................................        41,588,139
                                                              ----------------
Total Assets................................................    36,218,776,655
                                                              ----------------
LIABILITIES
     Income distribution payable............................       146,042,770
     Accrued Trustee fees...................................         1,478,819
     Accrued expenses and other liabilities.................        16,687,509
                                                              ----------------
Total Liabilities...........................................       164,209,098
                                                              ----------------
NET ASSETS..................................................  $ 36,054,567,557
                                                              ================
NET ASSETS REPRESENTED BY:
     Paid in surplus........................................  $ 50,701,635,044
     Distribution in excess of net investment income........       (29,877,598)
     Accumulated net realized loss on investments...........    (2,986,061,096)
     Net unrealized depreciation on investments.............   (11,631,128,793)
                                                              ----------------
NET ASSETS..................................................  $ 36,054,567,557
                                                              ================
NET ASSET VALUE PER SPDR....................................  $          99.87
                                                              ================
UNITS OF FRACTIONAL UNDIVIDED INTEREST ("SPDRS")
  OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR
  VALUE.....................................................       361,002,167
                                                              ----------------
COST OF INVESTMENTS.........................................  $ 47,663,140,946
                                                              ----------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2003    SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
                                       ------------------    ------------------    ------------------
INVESTMENT INCOME
  Dividend income(a).................    $  693,488,016       $   430,308,111       $   332,146,057
                                         --------------       ---------------       ---------------
EXPENSES
     Trustee fees....................        23,869,863            17,755,841            16,572,948
     Marketing expense...............        11,609,929             7,944,415             7,933,224
     S&P license fee.................        13,544,917             9,967,905             7,444,842
     SEC registration fee............         1,000,100                    --             2,109,103
     Legal and audit services........           126,250               134,206                23,774
     Other expenses..................           380,870               380,957               334,322
                                         --------------       ---------------       ---------------
Total expenses.......................        50,531,929            36,183,324            34,418,213
     Rebate from Trustee.............        (4,092,213)           (2,007,651)           (2,674,063)
                                         --------------       ---------------       ---------------
Net expenses.........................        46,439,716            34,175,673            31,744,150
     Trustee earnings credit.........          (521,780)           (1,523,393)           (2,408,752)
                                         --------------       ---------------       ---------------
Net expenses after Trustee earnings
  credits............................        45,917,936            32,652,280            29,335,398
                                         --------------       ---------------       ---------------
NET INVESTMENT INCOME................       647,570,080           397,655,831           302,810,659
                                         --------------       ---------------       ---------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
     Net realized gain/(loss) on
       investment transactions.......     2,065,341,241        (1,023,252,620)        1,123,821,976
     Net change in unrealized
       depreciation..................     5,437,715,771        (6,497,205,220)       (9,508,928,101)
                                         --------------       ---------------       ---------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS.........     7,503,057,012        (7,520,457,840)       (8,385,106,125)
                                         --------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........    $8,150,627,092       $(7,122,802,009)      $(8,082,295,466)
                                         ==============       ===============       ===============

--------------------------------------------------------------------------------
(a) Net of withholding tax expense of $0, $1,255,246, and $1,632,512 for 2003, 2002, and 2001, respectively.

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2003    SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
                                       ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income...........   $   647,570,080       $   397,655,831       $   302,810,659
     Net realized gain/(loss) on
       investment transactions.......     2,065,341,241        (1,023,252,620)        1,123,821,976
     Net change in unrealized
       depreciation..................     5,437,715,771        (6,497,205,220)       (9,508,928,101)
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........     8,150,627,092        (7,122,802,009)       (8,082,295,466)
                                        ---------------       ---------------       ---------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED
  AND REDEEMED, NET..................        (6,804,410)           34,187,594               258,362
                                        ---------------       ---------------       ---------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME..................      (640,459,798)         (425,983,780)         (302,709,902)
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM ISSUANCE AND REDEMPTION OF
  SPDRS..............................    (2,147,671,890)       13,337,612,220         8,971,980,218
                                        ---------------       ---------------       ---------------
NET INCREASE IN NET ASSETS DURING
  YEAR...............................     5,355,690,994         5,823,014,025           587,233,212
NET ASSETS AT BEGINNING OF YEAR......    30,698,876,563        24,875,862,538        24,288,629,326
                                        ---------------       ---------------       ---------------
NET ASSETS END OF YEAR...............   $36,054,567,557       $30,698,876,563       $24,875,862,538
                                        ===============       ===============       ===============
* INCLUDES DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME..............   $   (29,877,598)      $   (36,266,188)      $    (7,938,239)
                                        ---------------       ---------------       ---------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE YEAR
--------------------------------------------------------------------------------

                                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       9/30/03        9/30/02        9/30/01        9/30/00        9/30/99
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF YEAR.................  $     81.78    $    104.33    $    143.83    $    128.39    $    101.80
                                                     -----------    -----------    -----------    -----------    -----------
Investment Operations:
    Net investment income..........................         1.55           1.46           1.45           1.45           1.49
    Net realized and unrealized gain (loss) on
      investments..................................        18.09         (22.55)        (39.51)         15.43          26.59
                                                     -----------    -----------    -----------    -----------    -----------
Total from investment operations...................        19.64         (21.09)        (38.06)         16.88          28.08
                                                     -----------    -----------    -----------    -----------    -----------
Less distributions from:
    Net investment income..........................        (1.55)         (1.46)         (1.44)         (1.44)         (1.49)
                                                     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF YEAR.......................  $     99.87    $     81.78    $    104.33    $    143.83    $    128.39
                                                     ===========    ===========    ===========    ===========    ===========
TOTAL INVESTMENT RETURN............................        24.13%        -20.46%        -26.60%         13.16%         27.54%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
    Net investment income..........................         1.67%          1.40%          1.14%          1.01%          1.18%
    Total expenses (2).............................         0.12%          0.11%          0.11%          0.13%          0.17%
    Portfolio turnover rate (1)....................         1.76%          4.43%          4.61%          8.20%          6.23%
    Total expenses excluding Trustee earnings
      credit.......................................         0.12%          0.12%          0.12%          0.14%          0.18%
    Total expenses excluding Trustee earnings
      credit and fee waivers.......................         0.13%          0.13%          0.13%          0.17%          0.20%
    Net assets, end of year (000's)................  $36,054,568    $30,698,877    $24,875,863    $24,288,629    $13,181,992

--------------------------------------------------------------------------------
(1) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.

(2) Net of expenses reimbursed by the Trustee.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, comprising the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. If no closing sale price or official closing price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security, or at the previous official closing price if the security is listed on the NASDAQ. If there is no closing sale price or official closing price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)
During 2003, the Trust reclassified $2,520,066,084 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2003, the Trust had capital loss carryforwards of $33,523, $27,700,040, $56,816,996, $403,831,303 and $472,492,447, and $1,530,834,020 which will expire on September 30, 2005, September 30, 2007, September 30, 2008, September 30, 2009, September 30, 2010 and September 30, 2011 respectively. The Trust incurred losses of $440,688,753 during the period November 1, 2002 through September 30, 2003 that were deferred for tax purposes until fiscal 2004.

The Tax character of distributions paid during the year ended September 30, 2003 was $640,459,798 of ordinary income.

As of September 30, 2003, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on the tax basis were undistributed ordinary income of $115,897,349 and undistributed long term capital gain of $0.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2003:

Net asset value of the Trust      Fee as a percentage of net asset value of the Trust
----------------------------      ---------------------------------------------------
$0 - $499,999,999              10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999  8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above     6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2003, the Adjustment Amount reduced the Trustee's fee by $471,775. The Adjustment Amount included a deficiency of net transaction fees from processing orders of $50,005 and a Trustee earnings credit of $521,780.

For the year ended September 30, 2003, the Trustee agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, before the Trustee earnings credit, which exceeded 12.00/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement by the Trustee for the year ended September 30, 2003 was $4,092,213.

The Trust has entered into a Memorandum of Agreement with Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") pursuant to which the Trust has obtained a sub-license to use certain S&P marks. The Memorandum of Agreement requires the Trust to pay annually a sub-license fee to the S&P equal to the greater of: (i) 0.03% of the Trust's daily average net assets of the Trust plus a volume-based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN SPDRs
Transactions in SPDRs were as follows:

                                  YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                              SEPTEMBER 30, 2003                SEPTEMBER 30, 2002                SEPTEMBER 30, 2001
                           SPDRs            Amount           SPDRs            Amount           SPDRs            Amount
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
SPDRs sold               337,100,000   $ 30,662,851,816    239,200,000   $ 23,977,046,407    194,600,000   $ 24,198,795,267
Dividend reinvestment
  SPDRs issued                14,556          1,332,378          8,716            891,781          5,489            720,016
SPDRs redeemed          (351,500,000)   (32,818,660,494)  (102,250,000)   (10,606,138,374)  (125,050,000)   (15,227,276,703)
Net income
  equalization                    --          6,804,410             --        (34,187,594)            --           (258,362)
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
Net increase
  (decrease)             (14,385,444)  $ (2,147,671,890)   136,958,716   $ 13,337,612,220     69,555,489   $  8,971,980,218
                        ============   ================   ============   ================   ============   ================

Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2003, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $28,590,199,660, $30,709,789,780, $670,956,298, and $690,080,142, respectively.
At September 30, 2003, the cost of investments for federal income tax purposes was $47,716,537,138, accordingly, gross unrealized appreciation was $599,973,930 and gross unrealized depreciation was $12,284,498,915, resulting in net unrealized depreciation of $11,684,524,985.

NOTE 6 -- TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2003 is 100%.

For the fiscal year ended September 30, 2003, certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST SERIES 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2003

                 (This page has been left blank intentionally)

                 (This page has been left blank intentionally)

SPDR TRUST SERIES 1
--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway Suite 2200
Denver, CO 80202

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005